Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,672	$ 1,861
Work-in-process	446	450
Finished goods	664	569
Tooling and engineering	1,369	1,726
Inventory, net, total	$ 4,151	$ 4,606